Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Parties (Details) [Line Items]
Accrued expenses - related parties	$ 188,159	$ 18,370
Accrued expenses - related parties		18,370
Loans payable - related parties	0	81,277
Research and development expenses - related parties	240,731	2,947,536
General and administrative expenses - related parties	5,612	462,580
Bad debt expenses		338,000
Professional fees	3,945	$ 252,973
Interest expense related party	$ 1,508
Director [Member]
Related Parties (Details) [Line Items]
Stockholder	10.00%
Investors		10.00%
Former Officers, Directors [Member]
Related Parties (Details) [Line Items]
Stockholder	10.00%
Professional fees		$ 124,000
Investors		10.00%
Officers and Directors [Member] | Related Parties [Member]
Related Parties (Details) [Line Items]
Interest expense related party		$ 50,255
Interest Expense [Member] | Officers and Directors [Member]
Related Parties (Details) [Line Items]
Related party interest expense associated with convertible notes		11,380
Interest Expense [Member] | Officer [Member] | Related Parties [Member]
Related Parties (Details) [Line Items]
Interest expense on related party loans		$ 38,875